October 10, 2013

DREYFUS GLOBAL ABSOLUTE RETURN FUND

Supplement to Statutory Prospectus

dated July 1, 2013

The following information supplements the information contained in the section of the fund's prospectus entitled "Buying and Selling Shares":

The fund's NAV is disclosed daily at www.dreyfus.com and also is available by calling 1-800-DREYFUS.

October 10, 2013

GLOBAL ALPHA FUND

Supplement to Statutory Prospectus

dated July 1, 2013

The following information supplements the information contained in the section of the fund's prospectus entitled "Buying and Selling Shares":

The fund's NAV is disclosed daily at www.dreyfus.com and also is available by calling 1-800-DREYFUS.